PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Costs
Balance, January 1, 2022	$31,944	$192,482	$35,414	$192,014	$451,854
Additions	460	-	-	149,215	149,675
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(13,311)	(28,730)
Balance, December 31, 2022	29,019	181,052	33,310	327,918	571,299
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(315,711)	(315,711)
Translation differences	(1,519)	(9,419)	(1,735)	(12,911)	(25,584)
Balance, December 31, 2023	$34,164	$171,633	$32,614	$-	$238,411

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	$-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	$28,321	$170,073	$30,492	$-	$228,886
Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$327,918	$344,008
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 7) – Software (See Note 4)